MFB-Q3

Quarterly Report
January 31, 2026
MFS®  Corporate Bond Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 2.1%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,725,506
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,722,637
Boeing Co., 6.388%, 5/01/2031	6,580,000	7,139,640
Boeing Co., 5.805%, 5/01/2050	33,463,000	33,049,969
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	4,416,000	4,660,057
L3Harris Technologies, Inc., 5.4%, 7/31/2033	8,332,000	8,675,565
TransDigm, Inc., 6.875%, 12/15/2030 (n)	16,762,000	17,459,048
		$95,432,422
Asset-Backed & Securitized – 3.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)	$110,102,181	$3,819,775
ACREC 2021-FL1 Ltd., “A”, FLR, 4.942% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	1,630,567	1,630,577
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	10,423,680	10,514,156
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.494% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,841,020
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	16,374,000	16,425,169
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	17,795	17,806
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.389% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	127,424	298,764
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	193,533,760	8,870,426
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	7,771,159	7,831,550
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	11,593,604	11,658,733
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	4,848,307	4,861,094
Home Owner Mortgage Enhanced , 5.077%, 8/25/2060 (n)	7,351,969	7,359,974
Jersey Mikes Funding LLC, 2026-1A, “A2II”, 5.481%, 2/15/2056 (n)	6,476,000	6,476,000
KREF 2018-FT1 Ltd., “A”, FLR, 4.862% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	3,075,948	3,074,994
KREF 2018-FT1 Ltd., “AS”, FLR, 5.091% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	9,056,641
MF1 2024-FL5 LLC, “A”, FLR, 5.363% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,386,593
MF1 2022-FL8 Ltd., “A”, FLR, 5.023% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	6,312,374	6,308,524
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	3,722,292	3,729,751
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	3,826,168	3,871,545
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	2,679,144	2,699,337
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,070,054	2,085,518
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	3,444,978	3,483,267
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	14,786,835	14,885,829
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,658,368	2,674,288
		$150,861,331
Automotive – 1.6%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$7,423,093
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,512,231
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	10,095,514
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	6,755,000	6,944,224
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	11,361,900
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	6,622,000	6,683,735
Hyundai Capital America, 4.5%, 9/18/2030 (n)	6,205,000	6,207,278
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	5,497,000	5,514,558
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	9,816,000	10,299,201
		$73,041,734
Broadcasting – 1.0%
Walt Disney Co., 3.5%, 5/13/2040	$19,749,000	$16,444,439
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	2,026,049
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,363,538
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	11,650,000	11,210,428
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	10,874,000	10,436,856
		$47,481,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 3.1%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$27,702,000	$27,456,553
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	19,354,000	19,712,185
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	3,900,000	4,056,541
Jefferies Financial Group Inc., 5.5%, 2/15/2036	14,826,000	14,635,001
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,907,554
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	16,377,804
LPL Holdings, Inc., 5.65%, 3/15/2035	16,252,000	16,561,422
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	2,507,000	2,598,170
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	7,809,000	8,091,842
The Carlyle Group, Inc., 5.05%, 9/19/2035	20,053,000	19,737,459
		$142,134,531
Building – 1.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$16,803,000	$16,873,251
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	8,912,000	9,063,771
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	8,128,000	8,281,725
Vulcan Materials Co., 3.5%, 6/01/2030	4,932,000	4,776,869
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	8,982,141
Vulcan Materials Co., 5.7%, 12/01/2054	7,935,000	7,897,628
		$55,875,385
Business Services – 1.0%
Accenture Capital, Inc., 4.25%, 10/04/2031	$6,798,000	$6,798,852
Accenture Capital, Inc., 4.5%, 10/04/2034	4,526,000	4,451,298
Fiserv, Inc., 4.4%, 7/01/2049	11,150,000	8,772,549
Mastercard, Inc., 4.35%, 1/15/2032	4,520,000	4,542,970
Mastercard, Inc., 4.55%, 1/15/2035	4,550,000	4,522,122
Paychex, Inc., 5.1%, 4/15/2030	5,597,000	5,757,075
Paychex, Inc., 5.35%, 4/15/2032	12,254,000	12,667,967
		$47,512,833
Cable TV – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$7,929,000	$8,195,216
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	18,364,000	15,077,422
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	4,303,000	4,129,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	4,302,000	4,154,183
Comcast Corp., 2.887%, 11/01/2051	17,096,000	10,062,910
Videotron Ltd., 3.625%, 6/15/2029 (n)	19,209,000	18,765,893
Videotron Ltd., 5.7%, 1/15/2035 (n)	15,385,000	15,666,287
		$76,051,261
Chemicals – 1.0%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$23,765,000	$24,759,803
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	18,888,000	18,842,134
		$43,601,937
Computer Software – 0.7%
Microsoft Corp., 2.525%, 6/01/2050	$5,450,000	$3,303,009
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	8,812,809
Oracle Corp., 4.8%, 9/26/2032	8,184,000	7,923,111
Oracle Corp., 5.2%, 9/26/2035	4,796,000	4,570,567
Oracle Corp., 4%, 7/15/2046	4,254,000	2,935,120
Oracle Corp., 5.55%, 2/06/2053	4,436,000	3,688,299
		$31,232,915
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$6,683,000	$4,138,175

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$5,067,000	$5,283,486
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,933,205
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,755,576
Regal Rexnord Corp., 6.4%, 4/15/2033	11,138,000	11,902,368
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	10,836,000	10,979,165
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,707,988
		$63,561,788
Consumer Products – 0.8%
Haleon US Capital LLC, 3.625%, 3/24/2032	$11,835,000	$11,273,749
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	5,410,000	5,353,529
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	4,192,000	4,298,024
L'Oréal S.A., 5%, 5/20/2035 (n)	10,013,000	10,191,209
Mattel, Inc., 3.75%, 4/01/2029 (n)	7,492,000	7,337,808
		$38,454,319
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$14,472,000	$15,402,032
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	6,759,000	6,884,607
Service Corp. International, 5.75%, 10/15/2032	6,087,000	6,183,558
		$28,470,197
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$15,431,000	$16,070,509
Electronics – 1.9%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$9,073,434
Broadcom, Inc., 5.2%, 7/15/2035	12,805,000	13,084,874
Broadcom, Inc., 4.8%, 2/15/2036	11,572,000	11,422,728
Broadcom, Inc., 5.7%, 1/15/2056	9,846,000	9,921,920
Intel Corp., 5.7%, 2/10/2053	7,743,000	7,309,807
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,365,833
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	21,622,000	21,871,529
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,722,000	9,291,089
		$85,341,214
Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$6,881,000	$6,881,000
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	8,025,000	7,039,883
		$13,920,883
Emerging Market Sovereign – 1.7%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$19,295,000	$19,600,247
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	13,484,000	13,730,184
United Mexican States, 5.85%, 7/02/2032	13,739,000	14,035,763
United Mexican States, 5.625%, 2/09/2034	11,597,000	11,554,555
United Mexican States, 6.625%, 1/29/2038	11,920,000	12,390,244
United Mexican States, 6.338%, 5/04/2053	4,838,000	4,583,037
		$75,894,030
Energy - Independent – 1.4%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$7,894,000	$8,347,716
Occidental Petroleum Corp., 4.4%, 4/15/2046	18,603,000	14,794,579
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,635,822
Pioneer Natural Resources Co., 2.15%, 1/15/2031	20,530,000	18,645,504
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,313,000	15,679,705
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	5,056,000	5,070,267
		$65,173,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$10,654,000	$6,844,377
Entertainment – 1.4%
Carnival Corp., 5.75%, 8/01/2032 (n)	$15,087,000	$15,494,711
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	18,053,000	18,046,136
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	6,700,000	6,887,706
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	9,140,000	9,421,605
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	5,290,000	5,301,056
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	9,364,000	9,568,538
		$64,719,752
Financial Institutions – 2.5%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$4,844,839
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,936,803
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,992,669
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	14,140,000	14,029,324
FTAI Aviation Investors LLC, 7%, 5/01/2031 (n)	10,320,000	10,858,374
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	4,283,000	4,336,473
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	8,136,287
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	5,461,000	5,591,021
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	8,150,000	8,455,307
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	8,010,000	7,519,143
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	21,169,000	21,741,978
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	12,767,000	12,723,594
		$112,165,812
Food & Beverages – 4.2%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,370,677
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	17,135,000	14,740,767
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	20,190,000	20,319,522
Flowers Foods, Inc., 5.75%, 3/15/2035	13,988,000	13,928,752
Flowers Foods, Inc., 6.2%, 3/15/2055	3,764,000	3,450,851
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	12,122,374
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	7,345,000	6,896,756
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	6,203,000	6,447,655
Kraft Heinz Foods Co., 4.875%, 10/01/2049	7,869,000	6,738,533
Kraft Heinz Foods Co., 5.5%, 6/01/2050	9,757,000	9,085,887
Mars, Inc., 4.55%, 4/20/2028 (n)	8,206,000	8,312,562
Mars, Inc., 5%, 3/01/2032 (n)	19,768,000	20,314,189
Mars, Inc., 5.2%, 3/01/2035 (n)	3,438,000	3,519,985
Mars, Inc., 3.95%, 4/01/2049 (n)	10,409,000	8,248,620
Mars, Inc., 5.7%, 5/01/2055 (n)	13,975,000	13,928,537
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	18,150,000	17,744,326
SYSCO Corp., 4.45%, 3/15/2048	10,038,000	8,536,770
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	9,882,000	10,052,864
		$188,759,627
Gaming & Lodging – 2.0%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$15,365,204
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	18,564,000	18,804,466
Las Vegas Sands Corp., 5.9%, 6/01/2027	6,679,000	6,801,610
Las Vegas Sands Corp., 6.2%, 8/15/2034	8,932,000	9,291,057
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,660,871
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	14,556,838
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	7,041,254
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	8,594,000	8,589,849
		$92,111,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$11,452,000	$11,782,952
Insurance – 2.1%
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	$8,970,000	$9,212,538
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174	8,532,000	8,864,475
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	9,874,000	9,959,802
Lincoln National Corp., 5.852%, 3/15/2034	10,597,000	11,059,096
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	21,160,000	22,512,818
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	17,868,000	18,043,450
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	12,457,000	13,594,171
		$93,246,350
Insurance - Health – 1.6%
Elevance Health, Inc., 5.65%, 6/15/2054	$15,203,000	$14,676,149
Humana, Inc., 5.375%, 4/15/2031	8,892,000	9,107,705
Humana, Inc., 5.55%, 5/01/2035	9,053,000	9,078,061
Humana, Inc., 4.95%, 10/01/2044	7,759,000	6,684,330
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,769,681
UnitedHealth Group, Inc., 5.5%, 7/15/2044	11,737,000	11,539,076
UnitedHealth Group, Inc., 5.875%, 2/15/2053	13,807,000	13,873,479
		$73,728,481
Insurance - Property & Casualty – 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$14,078,000	$14,310,921
American International Group, Inc., 4.85%, 5/07/2030	8,082,000	8,277,838
American International Group, Inc., 5.125%, 3/27/2033	16,737,000	17,138,478
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	15,818,089
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	13,063,676
Asurion LLC, 8%, 12/31/2032 (n)	10,596,000	11,070,748
Brown & Brown, Inc., 5.25%, 6/23/2032	2,879,000	2,936,815
Brown & Brown, Inc., 6.25%, 6/23/2055	2,513,000	2,598,750
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	10,607,158
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,980,223
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	11,191,000	11,712,471
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	7,484,000	7,917,142
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	19,865,000	20,330,686
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	12,177,000	11,754,628
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	4,401,000	4,532,704
		$157,050,327
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,746,970
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	16,065,000	14,437,000
		$31,183,970
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$25,856,639
Machinery & Tools – 1.0%
AGCO Corp., 5.8%, 3/21/2034	$7,879,000	$8,231,956
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,222,876
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	10,216,992
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	4,502,000	4,747,018
CNH Industrial Capital LLC, 5.5%, 1/12/2029	10,984,000	11,369,496
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,303,518
		$43,091,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 15.0%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$13,536,000	$13,598,062
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	6,620,000	6,904,052
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	12,703,000	11,656,697
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	9,701,000	10,304,056
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	13,347,000	12,127,666
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	11,962,000	12,070,277
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	12,141,449
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	14,355,316
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,911,796
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,827,000	12,012,077
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	14,717,000	15,028,859
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	7,329,000	7,414,666
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	9,995,000	10,982,736
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	9,426,000	9,553,918
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	14,169,000	14,180,340
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	13,709,000	13,650,222
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	11,995,000	12,294,024
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	19,570,351
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,507,127
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	13,272,000	13,478,417
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,380,326
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,813,867
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,928,056
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	33,561,264
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	5,407,000	5,569,349
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	19,973,000	20,057,155
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	18,465,000	18,324,504
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	13,954,616
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	6,954,000	7,157,701
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	17,847,000	18,056,025
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	4,781,000	4,928,572
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	16,170,000	15,700,105
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	10,761,000	11,140,271
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	25,841,000	25,720,872
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	19,932,355
Nationwide Building Society, 4.351%, 9/30/2030 (n)	15,908,000	15,880,960
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	16,532,187
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	6,731,000	6,816,773
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	8,687,000	9,113,262
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	6,505,000	6,753,278
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	25,287,124
Toronto-Dominion Bank, 4.693%, 9/15/2027	13,991,000	14,160,691
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	35,561,000	34,184,508
UBS Group AG, 5.58%, 5/09/2036 (n)	23,300,000	24,154,161
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	12,670,000	11,571,607
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	9,269,000	9,420,585
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	10,065,174
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	10,754,000	11,127,196
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	12,007,000	12,405,150
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	4,281,000	4,427,417
		$679,867,219
Medical & Health Technology & Services – 2.4%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$12,203,000	$11,373,547
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,287,060
Baxter International, Inc., 4.9%, 12/15/2030	4,043,000	4,073,132
Baxter International, Inc., 5.65%, 12/15/2035	5,698,000	5,746,406
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,057,929
CommonSpirit Health, 5.662%, 9/01/2055	7,411,000	7,190,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 4.9%, 11/15/2035	$12,590,000	$12,364,602
HCA, Inc., 5.7%, 11/15/2055	8,467,000	8,066,507
ICON Investments Six DAC, 5.809%, 5/08/2027	17,938,000	18,275,510
ICON Investments Six DAC, 5.849%, 5/08/2029	2,916,000	3,039,614
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	9,428,030
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	16,466,000	16,499,264
		$107,402,366
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$10,088,163
Stryker Corp., 4.625%, 9/11/2034	15,607,000	15,463,523
		$25,551,686
Metals & Mining – 0.5%
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	$11,171,000	$10,793,421
Glencore Finance Co., 5.55%, 10/25/2042 (n)	1,034,000	1,011,668
Novelis, Inc., 4.75%, 1/30/2030 (n)	5,394,000	5,228,567
Vale Overseas Ltd., 6.4%, 6/28/2054	6,666,000	6,854,181
		$23,887,837
Midstream – 4.7%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$16,893,000	$17,278,153
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	3,370,000	3,397,861
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,708,002
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	8,633,000	9,196,550
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	18,259,000	17,773,046
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	11,357,000	11,357,545
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	6,504,000	6,717,871
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	7,674,297	7,502,187
Plains All American Pipeline LP, 5.95%, 6/15/2035	10,914,000	11,380,168
Plains All American Pipeline LP, 5.6%, 1/15/2036	7,525,000	7,634,647
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,880,535
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	15,327,000	15,279,379
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	6,372,000	6,975,040
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	2,537,000	2,597,193
Sunoco LP, 6.625%, 8/15/2032 (n)	18,222,000	18,792,918
Targa Resources Corp., 4.2%, 2/01/2033	7,413,000	7,091,537
Targa Resources Corp., 4.95%, 4/15/2052	20,769,000	17,732,867
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	3,946,875
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,486,193
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	9,312,000	8,592,552
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	10,694,000	9,407,761
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	3,552,000	3,686,260
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	3,165,000	3,317,743
		$214,732,883
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$6,395,000	$5,665,039
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	9,330,000	9,671,941
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	9,495,000	10,012,262
		$25,349,242
Natural Gas - Distribution – 0.6%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$18,170,000	$19,195,425
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054	6,656,000	6,822,733
		$26,018,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$15,965,000	$16,387,472
NTT Finance Corp., 5.502%, 7/16/2035 (n)	6,761,000	6,984,213
		$23,371,685
Oils – 0.8%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$12,828,000	$13,256,171
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	10,463,529	9,299,252
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	17,023,000	14,256,762
		$36,812,185
Other Banks & Diversified Financials – 3.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$21,135,000	$22,421,104
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,242,000	6,590,497
Bank Hapolaim B.M., 4.722%, 7/14/2029 (n)	20,030,000	19,992,833
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	11,170,000	12,198,210
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	9,556,000	9,902,749
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	5,811,000	6,039,304
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	21,476,000	23,939,862
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	4,193,000	4,545,137
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	9,528,000	9,565,419
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	3,736,000	3,790,060
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,356,379
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	12,447,000	13,403,504
		$143,745,058
Pharmaceuticals – 1.5%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$14,772,648
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,495,181
Eli Lilly & Co., 5.5%, 2/12/2055	6,063,000	6,032,663
Merck & Co., Inc., 4.75%, 12/04/2035	16,595,000	16,453,031
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,441,085
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,851,870
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	8,944,000	9,291,696
		$69,338,174
Pollution Control – 0.3%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$6,930,378
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	4,300,000	4,498,364
		$11,428,742
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$13,816,594
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,231,000	18,171,336
		$31,987,930
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$14,813,481
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	8,373,000	8,245,576
Canadian Pacific Railway Co., 3.1%, 12/02/2051	21,527,000	14,289,435
		$37,348,492
Real Estate - Apartment – 0.8%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$6,707,000	$6,858,697
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	22,341,000	22,398,019
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	6,036,000	4,753,777
		$34,010,493

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 1.7%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$11,718,000
Boston Properties LP, REIT, 2.75%, 10/01/2026	9,750,000	9,663,079
COPT Defense Properties, 4.5%, 10/15/2030	5,267,000	5,254,320
Corporate Office Property LP, REIT, 2%, 1/15/2029	9,985,000	9,385,724
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	4,771,000	4,356,999
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	8,148,000	8,502,825
Highwoods Realty LP, 5.35%, 1/15/2033	18,586,000	18,640,926
Vornado Realty LP, 5.75%, 2/01/2033	10,042,000	10,156,798
		$77,678,671
Real Estate - Other – 0.6%
Lexington Realty Trust Co., 2.375%, 10/01/2031	$14,810,000	$12,982,474
Prologis LP, REIT, 5.125%, 1/15/2034	14,126,000	14,442,767
		$27,425,241
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$13,808,744
STORE Capital Corp., REIT, 4.625%, 3/15/2029	6,457,000	6,442,149
STORE Capital Corp., REIT, 2.75%, 11/18/2030	2,497,000	2,274,528
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,677,000	18,300,336
		$40,825,757
Retailers – 0.9%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$12,247,000	$9,095,879
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	11,729,201
Home Depot, Inc., 4.85%, 6/25/2031	4,354,000	4,504,562
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,735,565
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,893,900
		$39,959,107
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$12,244,000	$8,953,632
Supermarkets – 0.3%
Kroger Co., 5.5%, 9/15/2054	$12,325,000	$11,759,658
Telecommunications - Wireless – 2.2%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$12,059,734
American Tower Corp., 5.45%, 2/15/2034	10,065,000	10,426,545
American Tower Corp., 3.7%, 10/15/2049	6,193,000	4,607,132
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	20,384,000	16,505,944
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	8,755,000	8,754,653
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,369,785
Rogers Communications, Inc., 4.55%, 3/15/2052	3,085,000	2,488,030
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,401,000	8,536,406
T-Mobile USA, Inc., 3%, 2/15/2041	17,961,000	13,317,035
Vodafone Group PLC, 5.625%, 2/10/2053	16,182,000	15,580,566
		$99,645,830
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$12,996,785
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	15,174,000	15,744,961
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	15,373,000	15,884,110
		$44,625,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$19,070,000	$20,095,499
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	11,010,000	11,248,972
		$31,344,471
U.S. Treasury Obligations – 1.0%
U.S. Treasury Bonds, 4.75%, 2/15/2045	$9,101,000	$9,016,389
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	24,095,000	24,622,078
U.S. Treasury Bonds, 4.875%, 8/15/2045	4,402,000	4,427,449
U.S. Treasury Bonds, 4.625%, 11/15/2045	9,242,000	8,989,289
		$47,055,205
Utilities - Electric Power – 8.9%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$5,000,000	$4,681,778
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	4,802,000	4,361,450
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	14,565,717
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036	4,563,230	4,136,853
AEP Transmission Co. LLC, 5.375%, 6/15/2035	9,949,000	10,230,896
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,852,000	5,658,920
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,792,929
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,230,743
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,630,524
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,656,310
DTE Energy Co., 4.95%, 7/01/2027	11,963,000	12,112,994
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	15,465,000	14,484,912
Duke Energy Florida LLC, 3.4%, 10/01/2046	5,361,000	3,912,742
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	9,040,586
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	13,065,000	13,149,859
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,224,012
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,467,751
Eversource Energy, 4.45%, 12/15/2030	6,435,000	6,424,308
Eversource Energy, 5.5%, 1/01/2034	11,861,000	12,201,647
FirstEnergy Corp., 3.9%, 7/15/2027	12,659,000	12,630,168
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	11,286,709
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	6,226,833
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,595,052
Georgia Power Co., 4.7%, 5/15/2032	4,686,000	4,748,795
Georgia Power Co., 4.95%, 5/17/2033	3,562,000	3,636,296
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,132,044
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	20,464,252
MidAmerican Energy Co., 5.85%, 9/15/2054	14,824,000	15,193,482
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	15,877,000	16,134,392
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	11,001,000	11,286,104
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,665,000	6,771,671
Pacific Gas & Electric Co., 2.5%, 2/01/2031	10,507,000	9,500,272
Pacific Gas & Electric Co., 4%, 12/01/2046	9,079,000	6,828,084
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,789,631
PSEG Power LLC, 5.2%, 5/15/2030 (n)	12,874,000	13,206,799
PSEG Power LLC, 5.75%, 5/15/2035 (n)	10,101,000	10,436,838
Public Service Electric & Gas Co., 5.5%, 3/01/2055	7,751,000	7,637,926
Southern California Edison Co., 4.5%, 9/01/2040	4,499,000	3,925,492
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	13,848,000	13,828,598
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	13,848,000	13,773,492
Xcel Energy, Inc., 5.5%, 3/15/2034	17,216,000	17,726,444
Xcel Energy, Inc., 5.6%, 4/15/2035	2,148,000	2,218,458
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	5,000,000	5,159,420
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	8,777,000	9,219,531
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	2,010,000	2,108,728
		$401,430,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.9%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$8,925,000	$8,877,534
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	14,050,000	14,114,273
Spire, Inc., 6.25%, 6/01/2056	19,266,000	19,199,067
		$42,190,874
Total Bonds		$4,418,538,553
Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.73% (v)	101,003,308	$101,023,508

Other Assets, Less Liabilities – 0.1%		2,543,840
Net Assets – 100.0%		$4,522,105,901

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $101,023,508 and
$4,418,538,553, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,761,558,311, representing 39.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 1/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	253	$28,881,531	March – 2026	$62,206
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,035	$119,154,375	March – 2026	$(2,268,037)
U.S. Treasury Note 2 yr	Long	USD	484	100,910,219	March – 2026	(218,145)
U.S. Treasury Note 5 yr	Short	USD	105	11,437,617	March – 2026	(23,341)
U.S. Treasury Ultra Bond 30 yr	Long	USD	685	80,444,687	March – 2026	(2,314,505)
						$(4,824,028)
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $8,611,383 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$47,055,205	$—	$47,055,205
Non - U.S. Sovereign Debt	—	146,855,522	—	146,855,522
Municipal Bonds	—	25,349,242	—	25,349,242
U.S. Corporate Bonds	—	2,863,367,358	—	2,863,367,358
Residential Mortgage-Backed Securities	—	56,759,691	—	56,759,691
Commercial Mortgage-Backed Securities	—	45,635,197	—	45,635,197
Asset-Backed Securities (including CDOs)	—	48,466,443	—	48,466,443
Foreign Bonds	—	1,185,049,895	—	1,185,049,895
Investment Companies	101,023,508	—	—	101,023,508
Total	$101,023,508	$4,418,538,553	$—	$4,519,562,061
Other Financial Instruments
Futures Contracts – Assets	$62,206	$—	$—	$62,206
Futures Contracts – Liabilities	(4,824,028)	—	—	(4,824,028)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$97,863,104	$928,100,904	$924,940,976	$(14,031)	$14,507	$101,023,508

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,578,040	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2026, are as follows:
United States	70.2%
Canada	3.8%
United Kingdom	3.3%
Australia	3.2%
Ireland	2.9%
Japan	2.3%
Mexico	1.8%
Switzerland	1.8%
Germany	1.4%
Other Countries	9.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.